Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 01, 2012
EIC Value Fund (Prospectus Summary) | EIC Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EIC Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 15 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12.68%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Retail Class shares, and
$100,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, primarily invests in common stocks of U.S.
companies. The Fund may invest in the stocks of companies of any size.

The Fund invests in companies the Adviser believes are well-managed, structurally sound and selling at a discount to their value as an ongoing business entity. The
Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., "value traps").

Starting with the Russell 3000 universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital ("ROIC"), returns on equity ("ROE"), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the
Adviser's in-house valuation models, which rely on ROE and growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser uses graphical financial statement analysis to assess potential risks impacting the identified companies, including financial risk, operational risk, management risk and business risk.
The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings-power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund's portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company's quality or financial strength falls below acceptable levels. Positions reaching 6% of the Fund's value
		may be trimmed to reduce exposure.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. In particular, the
Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The stocks of smaller- and medium-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as
		anticipated or experiences a decline in value.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance is only shown when the Fund has had a full calendar year of operations.
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,620
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,859
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,020
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	23,887
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months (12 months for shares purchased prior to September 1, 2012) after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 18 months after purchase.
[2]	Equity Investment Corporation ("EIC" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.